OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Schedule Of Right Of Use Assets [Roll Forward]
Right-of-use asset, beginning balance	$ 205,328
Amortization	(8,501)
Right-of-use asset, ending balance	196,827
Ship Finance International Ltd
Schedule Of Right Of Use Assets [Roll Forward]
Right-of-use asset, beginning balance	198,405
Amortization	(7,792)
Right-of-use asset, ending balance	190,613
Golden Hawk
Schedule Of Right Of Use Assets [Roll Forward]
Right-of-use asset, beginning balance	3,844
Amortization	(501)
Right-of-use asset, ending balance	3,343
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Right-of-use asset, beginning balance	3,079
Amortization	(208)
Right-of-use asset, ending balance	$ 2,871